Income Taxes (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax [Line Items]
Deferred income tax assets				$ 4,644,561
Research and development costs	$ 5,465,396	$ 2,677,689	7,448,080	11,253,670	$ 21,191,064
Deferred income tax liability				$ 2,334,066
Federal Level [Member]
Income Tax [Line Items]
Research and development costs			26,265,977
Provincial Level [Member]
Income Tax [Line Items]
Research and development costs			$ 28,112,808